Earnings Per Share	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 18 — EARNINGS PER SHARE

Earnings per share consist of the following for the year ended March 31, 2022 and March 31, 2021:

	March 31, 2022 ($US)	March 31, 2021 ($US)
(Loss)/Profit for the year available to common shareholders	$(403,035)	$1,150,615
Weighted average number of common shares	34,154,062	24,306,527
Par value	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$(0.01)	$0.05
Diluted earnings/(loss) per common share	$(0.01)	$0.05

Basic earnings per share (EPS) are computed by dividing net loss applicable to common stock by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss applicable to common stock by the weighted average number of common shares outstanding for the period and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of share warrants, convertible debt instruments or other common stock equivalents. Potentially dilutive securities are excluded from the computation if their effect is anti-dilutive. At March 31, 2022, outstanding warrants to purchase an aggregate of 500,000 shares of common stock were excluded from the computation of dilutive earnings per share because the inclusion would have been anti-dilutive and at March 31, 2021, there were no potentially dilutive securities.